Deferred Share Units - Schedule of Deferred Share Units (Details) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Number of shares, Unvested, Beginning balance	7,500,000	7,500,000
Number of shares, Unvested, Ending balance	7,500,000
CAD [Member]
Weighted average grant date fair value per share, Unvested, Beginning balance	$ 0.65	$ 0.65
Weighted average grant date fair value per share, Unvested, Ending balance	$ 0.65